Earnings Per Share - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Antidilutive securities (in shares)			2
Maximum
Earnings per share
Antidilutive securities (in shares)	1	1